Geographic Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company’s business. The data below is presented in accordance with ASC 280, “Segment Reporting”.

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the years ended December 31, 2018, 2019 and 2020.

	Year ended December 31,
	2018	2019	2020
1. Revenues:
North America*)	$136,477	$163,565	$187,258
Europe**)	128,513	133,851	172,660
Rest of the world	24,717	28,258	22,985

	$289,707	$325,674	$382,903

*)	Revenues from North America consist primarily of revenues from the United States, except for $649, $476 and $571 of revenues derived from Canada during the years ended December 31, 2018, 2019 and 2020, respectively.

**)	Revenues from Europe include UK, Israel and other European countries.

Revenues from the United Kingdom (UK) amounted to $38,815, $41,051 and $40,828 during the years ended December 31, 2018, 2019 and 2020, respectively.

	December 31,
	2019	2020
2. Long-lived assets, including property and equipment, net and operating lease right-of-use assets:
Israel	$28,396	$27,944
North America	7,741	8,245
APAC	23,437	20,871
Europe	6,566	14,300

	$66,140	$71,360

c.	Major customer data:

For the years ended December 31, 2018, 2019 and 2020, no single customer contributed more than 10% to the Company’s total revenues.